Employee benefit obligations - Assumptions and sensitivities (Details)	Dec. 31, 2024	Dec. 31, 2023
Germany
Disclosure of defined benefit plans [line items]
Rates of inflation	2.00%	2.00%
Rates of increase in salaries	3.00%	3.20%
Discount rates	3.57%	3.45%
U.K
Disclosure of defined benefit plans [line items]
Rates of inflation	3.00%	2.95%
Rates of increase in salaries	2.60%	2.50%
Discount rates	5.55%	4.80%
U.S.
Disclosure of defined benefit plans [line items]
Rates of inflation	2.20%	2.20%
Rates of increase in salaries	3.00%	3.00%
Discount rates	5.87%	5.37%